Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total Equity Attributable to Company [Member]	Noncontrolling Interest [Member]
Balance at beginning of the period (in shares) at Dec. 31, 2015		781,937,649
Balance at beginning of period at Dec. 31, 2015		$ 781,938	$ 109,386	$ 474,129	$ (383)	$ 81,212		$ 61
Increase (decrease) in Equity [Roll Forward]
Gain attributable to change in non-controlling ownership			0					0
Net income	$ 93,440					93,218		222
Cash dividend				0		(117,347)
Effect of reverse share split (in shares)		(625,551,143)
Effect of reverse share split		$ 625,551		625,551
Stock option expense			0
Payment of fractional shares on reverse share split	(17)		(17)
Other comprehensive loss	(649)				(649)
Stock dividend						0
Dividend paid to non-controlling interest								(397)
Impact of de-consolidation								0
Balance at end of the period (in shares) at Jun. 30, 2016		156,386,506
Balance at end of the period at Jun. 30, 2016	$ 1,421,373	$ 156,387	109,369	1,099,680	(1,032)	57,083	$ 1,421,487	(114)
Balance at beginning of the period (in shares) at Dec. 31, 2016	169,809,324	169,809,324
Balance at beginning of period at Dec. 31, 2016	$ 1,499,769	$ 169,809	195,304	1,099,680	739	34,069		168
Increase (decrease) in Equity [Roll Forward]
Gain attributable to change in non-controlling ownership								0
Net income	7,850					7,641		209
Cash dividend				(9,304)		(41,710)
Effect of reverse share split (in shares)		0
Effect of reverse share split		$ 0		0
Stock option expense			1,418
Payment of fractional shares on reverse share split	0		0
Other comprehensive loss	$ 1,816				1,816
Stock dividend						0
Dividend paid to non-controlling interest								(386)
Impact of de-consolidation								0
Balance at end of the period (in shares) at Jun. 30, 2017	169,809,324	169,809,324
Balance at end of the period at Jun. 30, 2017	$ 1,459,453	$ 169,809	$ 196,722	$ 1,090,376	$ 2,555	$ 0	$ 1,459,462	$ (9)